Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 46,549	$ 47,745	$ 93,039	$ 94,563
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	29,495	27,266	58,022	53,917
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	12,801	20,334	27,351	38,245
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,123	145	7,536	1,124
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 130	$ 0	$ 130	$ 1,277